15. VARIABLE INTEREST ENTITIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Assets	$ 34,279,389		$ 14,197,241	$ 21,369,113
Liabilities	(35,674,531)		(46,065,038)	(54,233,031)
Revenues	532,866	$ 17,278	9,395,625	3,100,834
Max Steel Productions, LLC
Assets	8,839,208	18,293,811	12,327,887	18,295,633
Liabilities	(13,063,380)	(19,711,156)	(15,922,552)	(19,113,335)
Revenues	517,303	0	9,233,520	0
Expenses	(1,146,810)	(216,707)	(11,627,444)	(677,339)
JB Believe, LLC
Assets	0	132,564	240,269	143,549
Liabilities	(6,762,058)	(6,770,943)	(7,014,098)	(6,655,335)
Revenues	15,563	0	133,331	101,555
Expenses	$ (3,792)	$ (126,881)	$ (395,374)	$ (398,959)